Income Tax (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Pre-tax income for the years ended December 31, 2013, 2012 and 2011 consists of the following (dollars in thousands):

	2013	2012	2011
Pre-tax income - U.S.	$473,223	$644,219	$400,278
Pre-tax income - foreign	162,031	275,004	363,293
Total pre-tax income	$635,254	$919,223	$763,571

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income tax expense for the years ended December 31, 2013, 2012 and 2011 consists of the following (dollars in thousands):

	2013	2012	2011
Current income tax expense (benefit):
U.S.	$(48,831)	$52,378	$(1,606)
Foreign	34,470	36,840	50,138
Total current	(14,361)	89,218	48,532
Deferred income tax expense (benefit):
U.S.	226,771	183,929	155,896
Foreign	4,007	14,183	13,098
Total deferred	230,778	198,112	168,994
Total provision for income taxes	$216,417	$287,330	$217,526

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Provision for income tax expense differed from the amounts computed by applying the U.S. federal income tax statutory rate of 35% to pre-tax income as a result of the following for the years ended December 31, 2013, 2012 and 2011 (dollars in thousands):

	2013	2012	2011
Tax provision at U.S. statutory rate	$222,339	$321,728	$267,250
Increase (decrease) in income taxes resulting from:
Foreign tax rate differing from U.S. tax rate	(8,032)	(14,705)	(9,681)
Differences in tax basis in foreign jurisdictions	(26,484)	(21,086)	(11,584)
Deferred tax valuation allowance	26,507	635	4,147
Amounts related to tax audit contingencies	9,034	2,260	5,562
Corporate rate changes - Canada	(414)	1,374	(40,593)
Corporate rate changes - other	(1,184)	(1,070)	(1,933)
Subpart F	8,255	13,571	9,340
Foreign tax credits	(1,786)	(7,808)	(3,546)
Return to provision adjustments	(12,465)	(7,351)	(1,863)
Other, net	647	(218)	427
Total provision for income taxes	$216,417	$287,330	$217,526
Effective tax rate	34.1%	31.3%	28.5%

Schedule Of Income Tax Expense Benefit Intraperiod Tax Allocation [Table Text Block]
Total income taxes for the years ended December 31, 2013, 2012 and 2011 were as follows (dollars in thousands):

	2013	2012	2011
Provision for income taxes	$216,417	$287,330	$217,526
Income tax from OCI and additional paid-in-capital:
Net unrealized holding gain (loss) on debt and equity securities recognized for financial reporting purposes	(467,454)	246,682	275,975
Exercise of stock options	(3,125)	(2,902)	(4,934)
Foreign currency translation	12,330	(921)	1,579
Unrealized pension and post retirement	7,640	(2,779)	(8,581)
Total income taxes provided	$(234,192)	$527,410	$481,565

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred income tax asset and liabilities at December 31, 2013 and 2012, are presented in the following tables (dollars in thousands):

	2013	2012
Deferred income tax assets:
Nondeductible accruals	$106,587	$77,116
Differences between tax and financial reporting amounts concerning certain reinsurance transactions	59,942	17,054
Differences in the tax basis of cash and invested assets	2,106	—
Investment income differences	108,462	109,275
Deferred acquisition costs capitalized for tax	90,187	91,886
Net operating loss carryforward	252,192	159,821
Differences in foreign currency translation	—	621
Capital loss and tax credit carryforwards	2,356	23,595
Subtotal	621,832	479,368
Valuation allowance	(102,228)	(10,100)
Total deferred income tax assets	519,604	469,268
Deferred income tax liabilities:
Deferred acquisition costs capitalized for financial reporting	1,066,351	1,082,394
Differences between tax and financial reporting amounts concerning certain reinsurance transactions	906,197	637,002
Differences in the tax basis of cash and invested assets	310,332	832,940
Investment income differences	12,959	12,719
Differences in foreign currency translation	19,704	—
Total deferred income tax liabilities	2,315,543	2,565,055
Net deferred income tax liabilities	$1,795,939	$2,095,787
Balance sheet presentation of net deferred income tax liabilities:
Included in other assets	$41,638	$24,714
Included in deferred income taxes	1,837,577	2,120,501
Net deferred income tax liabilities	$1,795,939	$2,095,787

Summary of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2013, 2012 and 2011, is as follows (dollars in thousands):

	Total Unrecognized Tax Benefits
	2013	2012	2011
Beginning balance, January 1	$245,636	$194,260	$182,354
Additions for tax positions of prior years	41,228	47,438	7,968
Reductions for tax positions of prior years	(10,401)	—	—
Additions for tax positions of current year	3,338	3,938	3,938
Ending balance, December 31	$279,801	$245,636	$194,260